UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report | February 28, 2015

Performance Trust Strategic Bond
Fund (Symbol: PTIAX) and
Performance Trust Municipal Bond
Fund (Symbol: PTIMX, PTRMX)

©2015. PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual Management
Discussion and Analysis:  9/1/2014 – 2/28/2015

For the six-month period ended February 28, 2015, the Performance Trust Strategic Bond Fund (PTIAX) posted a return of 2.44%, assuming all dividends were reinvested into the Fund.  The Barclays Aggregate Bond Index returned 2.25% over the same time period.

PTIAX continues to be oriented towards the sectors of the fixed income markets that we believe offer the best value and potential total return through interest income and capital appreciation.  We believe that the best risk versus reward opportunities lie in Non-Agency Residential Mortgage Backed Securities (RMBS), particularly those backed by seasoned mortgages originated in 2005 and earlier, and municipal bonds, both taxable and tax-exempt.

Yields on ten-year Treasuries were down 35 basis points (0.35%) over the past six months, while yields on 10-year AAA-rated municipals were down only 5 basis points (0.05%) over the same period.  Given the underperformance in municipal bonds, and what we regard as favorable technical and fundamental aspects in the asset class, we believe tax-exempts are now attractively priced and we are likely to increase our allocation in the near term.  As of the period end, allocation to tax-exempts stood at 20.28%.

Prices on RMBS, like municipals, were little changed during the period.  The lack of price appreciation in a falling rate environment on two major components of the portfolio was clearly a drag on earnings.  While we were able to outperform the Barclays Aggregate Bond Index over the period, it is typically our expectation to do it by more than 20 basis points.  Allocation to RMBS and other structured products increased slightly from 50% to 51.62%, and we are currently targeting an allocation of 55%.  The Fund had significant inflows during the period growing from $151.2 million to $169.1 million – an increase of more than 12%.

Performance Trust Municipal Bond Fund (PTIMX, PTRMX) Semi-Annual Management
Discussion and Analysis:  9/1/2014 – 2/28/2015

Given the opportunities and risks that we observed in the market over the six-month period ended February 28, 2015, we continued to increase the credit quality in the Performance Trust Municipal Bond Fund (PTIMX), shying away from credit risk we believed to be overpriced.  We continued to pursue our total return strategy, maintaining our positioning on the steepest parts of the yield curve that generate the highest potential total returns over a given horizon.  This strategy led PTIMX to a 3.16% return relative to a 2.20% return generated by the Barclays Municipal Bond Index.

Our total return methodology led us to a higher level of interest rate sensitivity relative to our peers.  PTIMX benefited from higher interest rate sensitivity as rates dropped.  However, as rates began climbing again (most notably in February 2015), PTIMX’s higher levels of interest rate sensitivity detracted from performance (as described more fully below).

Over the six-month period ended February 28, 2015, municipal bond rates were little changed.  However, these six months were marked with elevated levels of interest rate volatility — most notably in October (a drop and subsequent increase in rates by nearly 0.30%), January (a drop in rates of 0.32%), and February (an increase in rates by 0.30%).  While it is difficult to identify exactly what caused the interest rate roller coaster, we believe that US Federal Reserve liftoff debates, the European Central Bank (ECB) bond buying program, and volatile oil prices contributed to the volatility.

The market continues to speculate over the timing of the first Federal Reserve interest rate hike (“liftoff”).  Higher nominal interest rates would give the Federal Reserve additional flexibility to stimulate the economy relative to the tools the Fed has at the zero lower bound of interest rates.  However, without inflation, higher interest rates could stall the economy by lowering the amount borrowed and invested by companies.  At the turn of the calendar year, market participants were becoming increasingly skeptical over the Federal Reserve’s ability to raise rates in the first half of 2015 as inflation data printed well below the Fed’s 2% target.  As a result, market participants pushed off their liftoff forecasts, and rates took a nose dive in January 2015.  The rates rally was pushed further along in January when ECB President, Mario Draghi, unveiled the highly anticipated €60 billion a month bond buying program as an added measure to stave off deflationary pressures in the Eurozone.  The purchase program caused European government bonds to rally, which in turn caused US bonds (which offer more attractive yields) to rally, ultimately driving down municipal bond interest rates.

In February, however, investor sentiment changed.  Beginning in October of 2014, the price of oil began to fall, losing nearly 50% of its value through January 2015.  The drop in oil prices was the result of some combination of higher oil supply in the US as a result of more sophisticated drilling practices known as fracking, refusal from Saudi Arabia to lose market share by lowering its production via the OPEC cartel, and generally lower global demand in oil from nations like

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

China. Lower oil prices were helping to keep inflationary pressures low, holding down bonds yields.  However, at the end of January 2015, oil prices began rising again, reinserting inflationary pressure into the economy and making it more likely the Federal Reserve could raise rates by mid-year to cool the economy.  In anticipation of sooner-than-expected, investors sold off their bonds and rates increased.

Despite municipal bond rates rising through February, market technicals still appear to paint a rosy picture for the municipal bond market going forward.  Municipal bond funds continue to receive steady infusions of cash from investors.  From the beginning of the calendar year through February 28th, municipal bond funds have had aggregate inflows of over $8 billion.  In addition, from January 2014 to February 2015, the municipal market shrank by $167.6 billion or 4.5%, according to an analysis by Bloomberg.  Additionally, the lower rates we’ve observed in January have led to a higher year-over-year supply in the first two months of the year ($62 billion); yet, if rates continue to march higher, issuers could scale back their debt plans.  Greater demand by way of cash inflows and less supply from a shrinking market could spell higher municipal bond prices in the future (especially if both of these trends continue simultaneously).

Another favorable technical element in the municipal market is the municipal market’s relative cheapness to the Treasury markets.  Despite the continued rally in municipal bond rates in October 2014 through January 2015, 10-year Treasury bonds rose at a faster pace than 10-year municipal bonds.  As of October 1, 2014, the 10-year municipal-to-Treasury yield ratio was 87.6%.  However, as rates continued to rally through January 2015, the municipal to Treasury yield ratio rose to 104.2%.  By historical standards, ratios above 100% imply cheapness in the municipal market relative to the Treasury market.  The cheapness in the municipal market today could potentially mean the municipal market outperforming the Treasury market in the future, another favorable technical in the municipal market.

In addition to the favorable technical factors observed in the municipal market, the most recent U.S. Census report shows fundamentals in the municipal market are improving too.  According to the report released in December 2014, third quarter taxes continue to increase year-over-year (by 1.9%) for states and local governments.  Additionally, according to Municipal Market Advisors, through the first two weeks of February 2015, there have been only seven municipal defaults year-to-date.  Six of those defaults were issuers that came to the market unrated.

We believe the rate volatility that we’ve observed over the past six months has uncovered new buying opportunities.  Additionally, technical and fundamental improvements in the market leave room for municipal bonds to outperform Treasuries.  We continue to navigate the market with our proprietary Shape Management® strategy, seeking to optimize value and total return for our investors.

Risk Management for the Funds

The portfolio management team employs Shape Management® as a key component of our investment process.  Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds.  Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a municipal bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

We measure the risk of the portfolio on both an individual bond and portfolio level.  Interest rate and credit spread volatility effects are measured by evaluating portfolio performance in fluctuating yield environments.  Idiosyncratic risks are evaluated and diversified across coupon, credit quality, maturity, credit sector, duration, position size, and state.  Liquidity is managed through a line of credit, cash balance, allocation limits to individual issuers, and allocation limits to the sectors.  Management regularly reviews the risks of the portfolio in order to appropriately position its holdings based on the continuously changing uncertainties associated with the RMBS and municipal markets.

For the RMBS allocation, Management regularly stresses the bonds for various credit scenarios incorporating decreases in home prices and increases in unemployment akin to those experienced in the credit crises.  We combine these stress scenarios with various movements in credit spreads to monitor the risks inherent in the RMBS allocation of the portfolio.

Past performance is not indicative of future returns.  The views in this report were those of the Funds’ Managers as of February 28, 2015 and may not reflect the views of the Funds’ Managers on the date this Report is first published or anytime thereafter.  These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund (Unaudited)
Total Return vs. Barclays Capital U.S. Aggregate Bond Index

Total Returns—For the Six Months Ended February 28, 2015 (Unaudited)

				ANNUALIZED
				SINCE INCEPTION
	SIX MONTHS	ONE YEAR	THREE YEAR	(AUGUST 31, 2010)(1)

Performance Trust Strategic Bond Fund	2.44%	6.42%	6.78%	7.90%
Barclays Capital U.S. Aggregate Bond Index	2.25%	5.05%	2.76%	3.48%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Barclays Capital U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2015

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Barclays Capital U.S. Municipal Bond Index

Total Returns—For the Six Months Ended February 28, 2015 (Unaudited)

				ANNUALIZED
				SINCE INCEPTION
	SIX MONTHS	ONE YEAR	THREE YEAR	(JUNE 30, 2011)

Performance Trust Municipal Bond Fund –
Institutional Class	3.16%	9.09%	6.36%	8.17%
Barclays Capital U.S. Municipal Bond Index	2.20%	6.49%	3.73%	5.38%

The Barclays Capital U.S. Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Barclays Capital U.S. Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $1,000,000 made on June 30, 2011, the inception date for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Retail Class (Unaudited)
Total Return vs. Barclays Capital U.S. Municipal Bond Index

Total Returns—For the Six Months Ended February 28, 2015 (Unaudited)

			ANNUALIZED
			SINCE INCEPTION
	SIX MONTHS	ONE YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Retail Class	3.13%	8.93%	4.42%
Barclays Capital U.S. Municipal Bond Index	2.20%	6.49%	3.14%

The Barclays Capital U.S. Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Barclays Capital U.S. Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Retail Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2015

*	For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2015 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $163,733,089 and $59,498,549 respectively)	$167,964,694	$62,354,871
Cash	24,824	—
Dividend and interest receivable	813,362	435,453
Receivable for investments sold	12,206,306	883,981
Receivable for Fund shares sold	738,877	76,745
Other assets	13,753	20,234
Total Assets	181,761,816	63,771,284

Liabilities
Payable for investments purchased	12,455,910	2,903,816
Payable for Fund shares redeemed	57,732	—
Payable to Adviser	76,932	6,263
Payable to affiliates	72,040	49,719
Payable for distribution fees	—	1,798
Accrued expenses and other liabilities	30,895	18,114
Total Liabilities	12,693,509	2,979,710

Net Assets	$169,068,307	$60,791,574
Net Assets Consist Of:
Paid-in capital	$167,547,465	$58,264,591
Accumulated undistributed net investment income (loss)	(144,006)	24,656
Accumulated undistributed net realized loss on investments	(2,566,757)	(353,995)
Net unrealized appreciation on investments	4,231,605	2,856,322
Net Assets	$169,068,307	$60,791,574

Strategic Bond Fund Shares
Net assets	$169,068,307
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	7,366,838
Net asset value, redemption and offering price per share(1)	$22.95

Municipal Bond Fund Shares – Institutional Class
Net assets		$51,336,488
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		2,185,161
Net asset value, redemption and offering price per share(1)		$23.49

Municipal Bond Fund Shares – Retail Class
Net assets		$9,455,086
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		401,762
Net asset value, redemption and offering price per share(1)		$23.53

(1)	If applicable, redemption price per share may be reduced by 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES–4.43%

Apidos CLO XVI
2014-16, 6.007%, 01/21/2025 (a)	$1,000,000	$852,200

Clear Lake CLO Ltd.
2007-1, 3.997%, 12/20/2020 (a)	475,723	453,887

Home Equity Loan Trust
2007-FRE1, 0.301%, 04/25/2037 (a)	844,344	810,645

Ownit Mortgage Loan Trust
2005-1, 1.266%, 09/25/2035 (a)	3,225,489	2,991,935

Venture VIII CDO Ltd.
2007-8, 4.507%, 07/22/2021 (a)	2,500,000	2,382,750
TOTAL ASSET BACKED SECURITIES
(Cost $7,510,651)		7,491,417

CORPORATE BONDS–0.65%

Catholic Health Initiatives
2.950%, 11/01/2022	500,000	494,348

Memorial Health Services
3.496%, 05/01/2022	575,000	599,389
TOTAL CORPORATE BONDS
(Cost $1,067,296)		1,093,737

MORTGAGE BACKED SECURITIES–45.45%

Alternative Loan Trust
2003-12CB, 5.000%, 07/25/2018	1,192,229	1,203,862
2004-J3, 4.750%, 04/25/2019	123,439	127,085
2004-30CB, 5.500%, 03/25/2020	306,000	307,512
2005-20CB, 5.250%, 07/25/2020	140,811	139,862
2006-J5, 4.837%, 07/25/2021 (a)	151,254	148,570
2004-18CB, 5.500%, 09/25/2034	221,470	224,359
2004-29CB, 5.375%, 01/25/2035	804,236	822,849
2005-6CB, 7.500%, 04/25/2035	128,159	138,039
2005-21CB, 5.250%, 06/25/2035	440,528	436,483
2005-11CB, 5.500%, 06/25/2035	583,952	605,969
2005-26CB, 5.500%, 07/25/2035	98,964	92,992
2005-40CB, 5.500%, 10/25/2035	108,168	101,102
2005-46CB, 5.500%, 10/25/2035	632,558	605,674
2005-52CB, 5.500%, 11/25/2035	183,900	172,979
2005-52CB, 5.500%, 11/25/2035	61,495	57,843
2005-J13, 5.500%, 11/25/2035	306,869	286,778
2005-64CB, 5.500%, 12/25/2035	136,351	130,116
2005-65CB, 5.500%, 12/25/2035	380,529	376,497
2005-J14, 5.500%, 12/25/2035	80,833	72,364
2005-65CB, 0.920%, 01/25/2036 (a)	160,026	124,198
2005-65CB, 5.500%, 01/25/2036	407,938	388,651
2005-73CB, 5.750%, 01/25/2036	815,149	693,908
2005-86CB, 5.500%, 02/25/2036	483,501	448,809
2006-J4, 6.000%, 07/25/2036	561,461	513,708
2006-19CB, 6.000%, 08/25/2036	463,944	413,939
2006-32CB, 5.500%, 11/25/2036	485,697	433,376
2006-43CB, 6.000%, 02/25/2037	206,906	183,540

Banc of America
Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	1,138,381	1,175,140
2007-1, 5.755%, 04/25/2022 (a)	74,863	74,948
2003-9, 5.500%, 11/25/2033	178,656	182,083
2005-5, 5.500%, 06/25/2035	590,492	561,366
2005-5, 6.000%, 06/25/2035	303,116	289,288
2005-11, 5.750%, 12/25/2035	308,477	268,412
2006-3, 6.000%, 04/25/2036	250,083	231,562

Banc of America Funding Trust
2005-3, 5.500%, 06/25/2035	226,000	230,364
2005-4, 5.500%, 08/25/2035	251,267	263,207
2005-5, 5.500%, 09/25/2035	170,420	176,555
2005-7, 5.750%, 11/25/2035	184,453	191,668
2007-5, 5.500%, 07/25/2037	595,830	504,061

Banc of America Mortgage Trust
2004-10, 5.000%, 12/25/2019	310,040	317,348

Bear Stearns Asset Backed
Securities Trust
2005-AC8, 5.500%, 11/25/2035	109,510	109,474

ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	44,000	40,458

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	115,041	111,410
2004-HYB5, 2.474%, 04/20/2035 (a)	448,695	388,816
2005-6, 5.750%, 04/25/2035	1,413,503	1,439,468
2005-J3, 5.500%, 09/25/2035	440,589	431,240
2005-27, 5.500%, 12/25/2035	81,087	74,669
2005-28, 5.500%, 12/25/2035	150,912	139,825
2005-30, 5.500%, 01/25/2036	152,886	153,178
2006-J1, 6.000%, 02/25/2036	78,268	66,194
2006-20, 5.750%, 02/25/2037	76,144	70,366
2007-J2, 6.000%, 07/25/2037	499,290	422,560

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	187,873	192,925
2007-4, 5.500%, 05/25/2022	644,753	663,456
2006-1, 5.500%, 02/25/2026	39,047	39,941
2006-1, 6.000%, 02/25/2036	324,000	330,240
2006-3, 5.750%, 06/25/2036	88,715	91,735
2006-3, 5.750%, 06/25/2036	386,287	403,294

Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	308,164	328,551

CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	130,806	133,061
2007-A4, 5.500%, 04/25/2022	131,622	134,818

Countrywide Asset-
Backed Certificates
2005-10, 4.638%, 10/25/2032 (a)	689,129	698,272

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Credit Suisse First Boston
Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	$40,825	$41,676
2005-10, 5.000%, 11/25/2020	439,027	444,445
2004-8, 5.500%, 12/25/2034	890,039	912,002
2005-3, 5.500%, 07/25/2035	732,332	741,620
2005-10, 5.500%, 11/25/2035	732,729	645,283
2005-10, 5.750%, 11/25/2035	135,103	124,037
2005-10, 6.000%, 11/25/2035	322,912	228,765

Credit Suisse Mortgage
Capital Certificates
2006-2, 6.000%, 03/25/2036	3,721,004	3,059,079

CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	117,716	113,931
2007-5, 5.000%, 10/25/2024	280,252	279,084
2006-1, 5.500%, 02/25/2036	612,601	560,354
2006-1, 5.500%, 02/25/2036	240,080	231,239
2006-3, 5.750%, 04/25/2036	49,480	42,261
2006-3, 5.750%, 04/25/2036	117,189	100,092
2006-3, 6.000%, 04/25/2036	106,869	88,488
2006-3, 6.000%, 04/25/2036	262,910	218,314
2006-4, 7.000%, 05/25/2036	276,097	167,490
2007-2, 5.750%, 03/25/2037	392,369	354,590
2007-3, 5.500%, 04/25/2037	152,735	145,929
2007-5, 5.000%, 08/25/2037	282,446	273,762

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-2, 0.571%, 04/25/2035 (a)	147,736	130,902
2005-AR2, 2.742%, 10/25/2035 (a)	93,358	88,724

First Horizon Alternative
Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	317,189	321,765
2005-FA11, 5.250%, 02/25/2021	419,016	399,071
2006-FA6, 5.750%, 11/25/2021	96,657	97,033
2004-FA1, 6.250%, 10/25/2034	968,262	1,009,081
2005-FA4, 5.500%, 06/25/2035	129,927	121,866

GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	169,524	174,357
2004-J3, 5.250%, 07/25/2034	182,398	184,507

GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	112,562	105,879
2006-6, 6.121%, 03/25/2036 (a)	111,263	64,372

GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	65,503	67,005
2005-AR2, 3.616%, 04/25/2035 (a)	148,323	146,071
2005-6F, 5.250%, 07/25/2035	493,000	511,558
2005-7F, 6.000%, 09/25/2035	82,402	85,855
2005-9F, 5.500%, 12/25/2035	145,749	140,800
2006-5F, 6.000%, 06/25/2036	854,714	813,979

HarborView Mortgage Loan Trust
2005-4, 2.711%, 07/19/2035 (a)	169,284	152,413

JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	348,476	316,701
2005-S1, 5.500%, 12/25/2035	262,346	238,425
2005-S1, 5.500%, 12/25/2035	449,927	370,673
2006-S2, 6.050%, 05/25/2036 (a)	72,202	65,531

JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	146,172	136,298

Lehman Mortgage Trust
2006-2, 6.010%, 04/25/2036 (a)	111,419	105,091

Lehman XS Trust
2005-6, 5.420%, 11/25/2035 (a)	2,644,203	2,692,867

MASTR Adjustable Rate
Mortgages Trust
2004-4, 1.962%, 05/25/2034 (a)	268,996	237,484
2004-15, 3.211%, 12/25/2034 (a)	322,230	312,147
2005-1, 2.608%, 02/25/2035 (a)	403,451	392,597

MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	891,729	935,112
2004-6, 6.000%, 07/25/2034	719,568	755,221
2004-11, 6.500%, 10/25/2034	816,976	876,596

MASTR Asset Securitization Trust
2002-NC1, 3.321%, 10/25/2032 (a)	546,561	529,475
2006-1, 0.621%, 05/25/2036 (a)	2,104,576	1,486,727

Morgan Stanley Mortgage Loan Trust
2006-7, 5.000%, 06/25/2021	103,160	96,373
2006-2, 6.500%, 02/25/2036	286,553	248,352
2006-11, 6.000%, 08/25/2036	1,062,616	880,951

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035	614,552	632,429
2005-AP2, 4.976%, 05/25/2035 (a)	220,413	207,161

PHHMC Mortgage
Pass-Through Certificates
2005-3, 5.247%, 06/18/2035 (a)	644,643	644,462

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	19,314	19,515
2007-RP2, 0.871%, 02/25/2046 (a)	4,556,379	4,246,914

RALI Trust
2003-QS18, 5.000%, 09/25/2018	167,663	171,696
2004-QS6, 5.000%, 05/25/2019	82,489	83,894
2005-QS3, 5.000%, 03/25/2020	1,469,400	1,498,442
2007-QS4, 5.500%, 04/25/2022	48,832	49,535
2003-QS11, 4.000%, 06/25/2033	648,198	648,744
2003-QS13, 4.000%, 07/25/2033	622,550	594,355
2003-QS17, 5.500%, 09/25/2033	904,637	924,940
2004-QS7, 5.500%, 05/25/2034	295,519	303,869
2004-QA4, 3.108%, 09/25/2034 (a)	514,525	443,192
2004-QS16, 5.500%, 12/25/2034	691,872	707,585
2005-QS16, 5.500%, 11/25/2035	270,282	238,324

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	$50,445	$50,686
2004-RS8, 4.980%, 08/25/2034 (a)	111,634	112,885

Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	566,696	579,722

Resecurization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	3,306,985	3,348,973

Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	2,855,463	2,897,511
2005-A5, 5.500%, 05/25/2035	535,179	492,183
2005-A11, 5.500%, 10/25/2035	414,620	389,377
2005-A11, 6.000%, 10/25/2035	355,847	278,680
2006-A14, 6.250%, 12/25/2036	202,923	179,308

RFMSI Trust
2004-S4, 4.500%, 04/25/2019	599,382	602,723
2004-S6, 4.500%, 06/25/2019	379,816	381,709
2006-S10, 5.500%, 10/25/2021	172,740	171,057
2004-S6, 6.000%, 06/25/2034	530,194	539,674
2005-S5, 5.250%, 07/25/2035	1,686	1,688
2006-S3, 5.500%, 03/25/2036	1,151,066	1,056,470
2006-S5, 6.000%, 06/25/2036	283,447	262,855
2006-S6, 6.000%, 07/25/2036	234,082	214,994

Structured Asset Securities Corp.
2006-3H, 5.750%, 12/25/2035	672,818	673,260

Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	899,805	905,234
2004-9XS, 5.560%, 05/25/2034 (a)	184,547	186,920
2004-18H, 4.750%, 10/25/2034	368,545	370,185

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	517,813	478,044

WaMu Mortgage
Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	85,848	91,420

Washington Mutual Alternative
Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035	2,333,455	2,430,441
2005-4, 0.671%, 06/25/2035 (a)	312,188	240,424
2005-5, 5.500%, 07/25/2035	571,873	549,737
2005-9, 5.500%, 11/25/2035	72,785	65,660

Wells Fargo Mortgage Backed
Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	542,820
2006-4, 0.871%, 04/25/2036 (a)	410,959	374,612
2006-4, 5.750%, 04/25/2036	556,965	539,877
2007-2, 5.750%, 03/25/2037	324,889	315,173
2007-2, 6.000%, 03/25/2037	193,482	189,176
2007-4, 6.000%, 04/25/2037	73,360	72,264

Wells Fargo Mortgage Backed
Securities Trust (Cont.)
2007-9, 5.500%, 07/25/2037	716,854	732,826
2007-12, 5.500%, 09/25/2037	841,971	862,814
		76,841,756
TOTAL MORTGAGE BACKED
SECURITIES (Cost $74,835,609)		76,841,756

MUNICIPAL BONDS–41.19%

Alabama–0.33%

City of Scottsboro, AL
6.200%, 11/01/2035	500,000	563,405

Arizona–0.54%

City of Mesa, AZ
6.375%, 07/01/2033	800,000	912,960

California–1.90%

Alvord Unified School District
0.000%, 08/01/2022	375,000	304,744

City of Santa Maria, CA Water &
Wastewater Revenue
0.000%, 08/01/2022	645,000	516,561

Clovis Unified School District
0.000%, 08/01/2027	1,000,000	653,340

Contra Costa County Public
Financing Authority
6.900%, 06/01/2035	290,000	322,723

Palmdale Elementary School District
0.000%, 08/01/2029	540,000	273,791

West Valley-Mission Community
College District
6.540%, 08/01/2035	1,000,000	1,139,630
		3,210,789

Florida–2.46%

State Board of Administration
Finance Corp.
2.995%, 07/01/2020	4,070,000	4,161,616

Idaho–0.53%

Idaho Health Facilities Authority
7.000%, 10/01/2019	900,000	902,520

Illinois–3.99%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2022	575,000	449,363

Chicago Board of Education
0.000%, 12/01/2022	1,040,000	823,368

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	$925,000	$1,151,967

DeKalb Kane & LaSalle Counties
Etc Community College
District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	186,324

Kendall & Kane Counties
Community Unit School
District No. 115
0.000%, 01/01/2022	2,340,000	1,932,910

Lake County Community
Consolidated School
District No. 50 Woodland
5.625%, 01/01/2026	335,000	404,727
5.750%, 01/01/2030	505,000	609,550

South Suburban College
Community School
District No. 510
0.000%, 12/01/2022	1,000,000	773,800

Will County Elementary School
District No. 122
5.250%, 10/01/2023	390,000	411,711
		6,743,720

Indiana–0.76%

Greater Clark County School Corp.
5.000%, 01/05/2023	580,000	664,912

Zionsville Middle School
Building Corp.
0.000%, 07/15/2022	750,000	618,728
		1,283,640

Louisiana–0.73%

City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,233,560

Michigan–1.14%

Detroit City School District
5.250%, 05/01/2025	565,000	661,999

Michigan Finance Authority
6.396%, 09/01/2024	1,030,000	1,270,155
		1,932,154

Missouri–1.85%

St. Louis School District
6.100%, 04/01/2025	2,585,000	3,126,971

Nevada–0.68%

Clark County School District
5.510%, 06/15/2024	1,000,000	1,148,170

New Jersey–4.83%

New Jersey Economic
Development Authority
0.000%, 02/15/2023	1,383,000	1,003,284
0.000%, 02/15/2020	1,158,000	990,657

New Jersey Higher Education
Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,150,590

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027	7,775,000	5,021,561
		8,166,092

New Mexico–0.65%

New Mexico Finance Authority
3.400%, 06/15/2024	1,060,000	1,097,990

New York–2.53%

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	930,000	979,643

New York City Transitional
Finance Authority Future Tax
Secured Revenue
5.932%, 11/01/2036	2,015,000	2,321,401

Port Authority of New York
and New Jersey
2.000%, 12/01/2020	1,000,000	979,180
		4,280,224

North Carolina–0.33%

Cleveland County Public
Facilities Corp.
6.070%, 03/01/2030	500,000	552,980

Ohio–0.31%

Avon Lake City School District
3.250%, 12/01/2022	500,000	519,785

Pennsylvania–7.76%

City of Harrisburg, PA
0.000%, 04/01/2019	350,000	322,868

Moon Area School District
5.820%, 11/15/2033	500,000	539,185

Penn Hills School District
6.100%, 10/01/2029	1,190,000	1,340,226

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2026	1,000,000	1,154,360
5.000%, 12/31/2030	1,000,000	1,118,330

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Pennsylvania Turnpike Commission
0.000%, 12/01/2034	$1,850,000	$1,976,189
0.000%, 06/01/2033	3,600,000	4,276,800
0.000%, 12/01/2030	640,000	711,942

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2022	2,145,000	1,673,486
		13,113,386

Puerto Rico–0.45%

Puerto Rico Sales Tax
Financing Corp.
0.000%, 08/01/2032	3,850,000	756,602

Texas–9.42%

City of Dallas, TX
0.000%, 02/15/2030	1,000,000	562,390

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,935,995

Dallas/Fort Worth
International Airport
5.000%, 11/01/2027	915,000	1,046,074

New Hope Cultural Education
Facilities Corp.
4.000%, 08/01/2020	1,000,000	999,970

North Texas Tollway Authority
6.200%, 01/01/2042	3,805,000	4,684,754

Texas Public Finance Authority
8.250%, 07/01/2024	1,500,000	1,503,705

Texas State Turnpike Authority
0.000%, 08/15/2022	2,500,000	2,088,425
0.000%, 08/15/2027	1,665,000	1,113,285
		15,934,598
TOTAL MUNICIPAL BONDS
(Cost $67,437,856)		69,641,162

US GOVERNMENT NOTE/BOND–2.94%

United States Treasury Note/Bond
1.375%, 02/29/2020	5,000,000	4,969,920

TOTAL US GOVERNMENT
NOTE/BOND (Cost $4,963,086)		4,969,920

CLOSED-END MUTUAL FUNDS–2.10%
Invesco High Income Trust II	34,819	532,383
Managed High Yield Plus Fund, Inc.	301,406	584,728
Nuveen Mortgage Opportunity
Term Fund	104,265	2,435,630
		3,552,741
TOTAL CLOSED-END
MUTUAL FUNDS (Cost $3,544,630)		3,552,741

SHORT-TERM INVESTMENT–2.59%
First American Treasury Obligations
Fund, 0.000% (a)	4,373,961	4,373,961
TOTAL SHORT-TERM INVESTMENT
(Cost $4,373,961)		4,373,961

Total Investments
(Cost $163,733,089)–99.35%		167,964,694

Other Assets in
Excess of Liabilities–0.65%		1,103,613

TOTAL NET ASSETS–100.00%		$169,068,307

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL BONDS–99.12%

Arizona–1.98%

Florence Town Inc. Industrial
Development Authority
5.000%, 07/01/2023	$385,000	$409,767

Industrial Development Authority
of the City of Phoenix
5.000%, 06/01/2027	500,000	569,520

Industrial Development Authority
of the County of Pima
6.000%, 04/01/2016	25,000	25,234
6.500%, 04/01/2026	200,000	201,364
		1,205,885

Arkansas–3.50%

Arkansas Development
Finance Authority
5.000%, 02/01/2022	380,000	440,185

City of Little Rock,
AR Sewer Revenue
4.000%, 10/01/2022	900,000	1,020,519

Pulaski County Public
Facilities Board
5.250%, 07/01/2024	575,000	667,362
		2,128,066

California–9.72%

Abag Finance Authority for
Nonprofit Corps
5.000%, 07/01/2021	250,000	285,560

Anaheim Public Financing Authority
0.000%, 09/01/2021	300,000	257,286

California State Public Works Board
5.500%, 11/01/2030	535,000	654,572

Centinela Valley Union
High School District
5.750%, 08/01/2026	270,000	335,934
6.000%, 08/01/2036	250,000	310,193

City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	163,864

Clovis Unified School District
0.000%, 08/01/2023	945,000	760,498

El Segundo Unified School District
0.000%, 08/01/2023	545,000	441,150

Foothill-Eastern Transportation
Corridor Agency
0.000%, 01/15/2023	500,000	399,620

Golden State Tobacco
Securitization Corp.
5.000%, 06/01/2029	250,000	285,475

McKinleyville Union School District
0.000%, 08/01/2046	1,275,000	151,674

Palmdale Community
Redevelopment Agency
0.000%, 12/01/2020	175,000	140,193

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	268,895

San Joaquin Hills Transportation
Corridor Agency
5.000%, 01/15/2029	550,000	619,762

San Juan Unified School District
0.000%, 08/01/2022	500,000	416,855

Saratoga Union School District
0.000%, 09/01/2023	510,000	418,577
		5,910,108

Colorado–2.56%

City & County of Denver, CO
Airport System Revenue
5.250%, 11/15/2028	500,000	595,235

E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	404,391
0.000%, 09/01/2023	220,000	168,577
0.000%, 09/01/2022	485,000	390,032
		1,558,235

Connecticut–0.64%

Connecticut State Health &
Educational Facility Authority
5.000%, 07/01/2026	335,000	387,521

Florida–7.11%

Belle Isle, FL
5.500%, 10/01/2022	450,000	470,659

Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	668,556

County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	657,107

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2027	375,000	428,752

Escambia County Health
Facilities Authority
5.500%, 08/15/2024	695,000	814,457

Key West Utility Board
5.000%, 10/01/2023	500,000	597,635

Miami Beach Health
Facilities Authority
5.000%, 11/15/2023	200,000	235,606

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Miami-Dade County Educational
Facilities Authority
5.250%, 04/01/2024	$200,000	$244,586

Venetian Community
Development District
5.000%, 05/01/2023	200,000	205,804
		4,323,162

Georgia–1.86%

Americus-Sumter County
Hospital Authority
5.125%, 05/15/2023	400,000	427,700

Savannah Hospital Authority
5.500%, 07/01/2027	590,000	701,752
		1,129,452

Guam–0.30%

Guam Power Authority
5.000%, 10/01/2023	150,000	179,965

Hawaii–2.66%

State of Hawaii
5.000%, 08/01/2023	500,000	615,985

State of Hawaii Department
of Budget & Finance
5.000%, 07/01/2028	850,000	999,124
		1,615,109

Idaho–0.83%

Idaho Health Facilities Authority
6.000%, 10/01/2021	500,000	503,255

Illinois–6.41%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2023	750,000	579,607

Cook County Community
College District No. 508
5.250%, 12/01/2028	500,000	595,235

Cook County School
District No. 103 Lyons
0.000%, 12/01/2022	850,000	682,244

Cook County School
District No. 104 Summit
0.000%, 12/01/2025	300,000	225,627

Illinois Finance Authority
5.000%, 11/15/2025	250,000	299,713
5.000%, 11/01/2027	175,000	201,178

Railsplitter Tobacco
Settlement Authority
6.000%, 06/01/2028	535,000	634,745

Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	246,248

Will County Community Unit School
District No. 201
0.000%, 11/01/2020	490,000	430,044
		3,894,641

Indiana–9.16%

City of Indianapolis Department of
Public Utilities Gas Utility Revenue
5.250%, 08/15/2028	500,000	585,425

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	616,440

City of Whiting, IN
5.250%, 01/01/2021	600,000	703,458

Crown Point Multi School
Building Corp.
0.000%, 01/15/2022	500,000	421,320

Greater Jasper Middle School
Building Corp.
0.000%, 07/15/2024	750,000	578,077

Indiana Finance Authority
5.250%, 09/01/2025	500,000	583,780
5.500%, 11/15/2026	500,000	569,450

New Albany Floyd County
School Building Corp.
5.000%, 07/15/2023	250,000	302,778

Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	605,130

Shelbyville Central Renovation
School Building Corp.
5.000%, 07/15/2024	500,000	600,530
		5,566,388

Kentucky–1.39%

Kentucky Economic Development
Finance Authority
5.750%, 06/01/2025	735,000	847,345

Louisiana–4.40%

Lake Charles Harbor &
Terminal District
5.500%, 01/01/2029	500,000	572,065

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	475,600

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 10/01/2032	1,000,000	1,152,760

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	$400,000	$472,412
		2,672,837

Maryland–0.39%

Anne Arundel County Consolidated
Special Taxing District
5.000%, 07/01/2024	200,000	239,356

Massachusetts–0.34%

Massachusetts Educational
Financing Authority
4.500%, 07/01/2024	190,000	203,954

Michigan–2.68%

City of Belle Isle, FL
5.000%, 11/01/2020	600,000	693,660

Michigan Finance Authority
0.000%, 05/01/2021	300,000	348,123
7.000%, 10/01/2031	250,000	272,742

Sturgis Public School District
5.000%, 05/01/2024	260,000	314,561
		1,629,086

Minnesota–0.99%

City of Center City, MN
5.000%, 11/01/2023	500,000	601,505

Missouri–0.85%

City of Kansas City, MO
0.000%, 02/01/2023	670,000	516,798

Nevada–1.20%

City of Reno, NV
5.000%, 06/01/2023	625,000	731,625

New Jersey–5.70%

Casino Reinvestment
Development Authority
5.000%, 11/01/2024	500,000	577,080

Garden State Preservation Trust
5.750%, 11/01/2028	455,000	577,431

New Jersey Economic
Development Authority
5.000%, 07/01/2022	500,000	504,880
5.000%, 06/15/2023	250,000	285,635
5.500%, 01/01/2027	300,000	350,910
5.500%, 09/01/2027	400,000	486,740

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2022	500,000	569,345

New Jersey Transportation
Trust Fund Authority
5.500%, 06/15/2031	100,000	113,291
		3,465,312

New York–4.94%

City of New York, NY
5.000%, 08/01/2022	500,000	603,565

Metropolitan Transportation Authority
5.000%, 11/15/2026	500,000	602,885

New York City Transitional Finance
Authority Building Aid Revenue
5.000%, 07/15/2026	500,000	609,635

New York Liberty Development Corp.
5.250%, 10/01/2035	500,000	597,250

New York State Urban
Development Corp.
5.000%, 03/15/2028	500,000	591,170
		3,004,505

North Carolina–0.94%

North Carolina Eastern Municipal
Power Agency
5.000%, 01/01/2026	500,000	574,515

Ohio–2.62%

Akron Bath Copley Joint Township
Hospital District
5.000%, 11/15/2023	300,000	353,217

City of Akron, OH
5.000%, 12/01/2022	540,000	656,500

Euclid Avenue Development Corp.
5.000%, 08/01/2022	500,000	583,680
		1,593,397

Oregon–1.60%

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	520,537

Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	454,032
		974,569

Pennsylvania–7.39%

Delaware County Authority
5.000%, 06/01/2023	200,000	213,402

Delaware Valley Regional
Financial Authority
5.500%, 08/01/2028	1,025,000	1,210,258

Hopewell Area School District
0.000%, 09/01/2026	900,000	637,029

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Montgomery County Industrial
Development Authority
5.000%, 11/15/2023	$105,000	$118,354

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	843,923

Pennsylvania Higher Educational
Facilities Authority
5.250%, 07/15/2025	250,000	290,525

Pennsylvania Turnpike Commission
0.000%, 12/01/2038	905,000	1,002,143
0.000%, 12/01/2030	160,000	177,985
		4,493,619

Puerto Rico–1.05%

Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	639,411

Rhode Island–0.97%

Rhode Island Health &
Educational Building Corp.
5.000%, 06/01/2025	500,000	590,345

Texas–9.06%

City of Austin, TX Airport
System Revenue
5.000%, 11/15/2028	500,000	582,205

City of San Antonio,
TX Water System Revenue
5.000%, 05/15/2024	500,000	617,385

Grapevine-Colleyville Independent
School District
0.000%, 08/15/2025	500,000	380,555

Harris County-Houston
Sports Authority
5.000%, 11/15/2027	500,000	579,020

North Texas Tollway Authority
6.200%, 01/01/2042	1,000,000	1,231,210

Port Freeport, TX
5.950%, 05/15/2033	100,000	114,048

Texas Municipal Gas Acquisition
& Supply Corp.
5.000%, 12/15/2022	750,000	876,600

Texas State Turnpike Authority
0.000%, 08/15/2022	1,350,000	1,127,749
		5,508,772

Utah–1.48%

County of Weber, UT
5.750%, 01/15/2033	450,000	536,099

Utah State Charter School
Finance Authority
6.300%, 07/15/2032	335,000	361,743
		897,842

Vermont–0.17%

Vermont Economic
Development Authority
5.000%, 05/01/2021	100,000	102,495

Virginia–0.70%

Virginia Small Business
Financing Authority
4.500%, 01/01/2023	135,000	148,223
5.000%, 01/01/2027	250,000	274,543
		422,766

Washington–0.54%

Chelan County Public Utility
District No. 1
0.000%, 06/01/2026	450,000	326,295

Wisconsin–2.99%

Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	736,262

Public Finance Authority
3.750%, 11/15/2019	500,000	504,745

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2027	500,000	575,650
		1,816,657
TOTAL MUNICIPAL BONDS
(Cost $57,398,471)		60,254,793

SHORT-TERM INVESTMENT–3.45%
Fidelity Institutional Money Market
Funds – Tax-Exempt Portfolio,
0.010% (a)	2,100,078	2,100,078

TOTAL SHORT-TERM INVESTMENT
(Cost $2,100,078)		2,100,078

Total Investments
(Cost $59,498,549) – 102.57%		62,354,871

Liabilities in Excess of
Other Assets – (2.57)%		(1,563,297)

TOTAL NET ASSETS – 100.00%		$60,791,574

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2015 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$3,718,602	$863,051
Dividend income	99,587	—
Total Investment Income	3,818,189	863,051

Expenses
Advisory fees	446,388	104,957
Administration and accounting fees	97,240	63,261
Transfer agent fees and expenses	26,729	22,608
Federal and state registration fees	13,661	13,545
Audit and tax fees	9,017	9,071
Custody fees	8,453	2,705
Chief Compliance Officer fees and expenses	5,993	5,993
Legal fees	5,466	5,442
Reports to shareholders	5,297	3,105
Trustees’ fees and related expenses	2,451	2,451
Distribution fees	—	7,714
Other expenses	9,918	3,323
Total Expenses	630,613	244,175
Expense Recovery or (waivers) by Advisor (Note 4)	—	(92,146)
Net Expenses	630,613	152,029

Net Investment Income	3,187,576	711,022

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from:
Investments	1,032,013	91,477
Change in net unrealized appreciation (depreciation) from investments	(595,914)	710,389
Net Realized and Unrealized Gain on Investments	436,099	801,866

Net Increase in Net Assets from Operations	$3,623,675	$1,512,888

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
From Operations
Net investment income	$3,187,576	$6,198,120
Net realized gain (loss) from investments	1,032,013	(355,479)
Change in net unrealized appreciation (depreciation) from investments	(595,914)	8,630,448
Net increase in net assets from operations	3,623,675	14,473,089

From Distributions
Net investment income	(3,382,283)	(7,025,100)
Net decrease in net assets resulting from distributions paid	(3,382,283)	(7,025,100)

From Capital Share Transactions
Proceeds from shares sold	50,005,820	66,820,516
Shares issued in reinvestment of distributions declared	2,233,640	4,434,170
Cost for shares redeemed(1)	(34,642,461)	(116,077,568)
Net increase (decrease) in net assets from capital share transactions	17,596,999	(44,822,882)

Total Increase (Decrease) in Net Assets	17,838,391	(37,374,893)

Net Assets
Beginning of period	151,229,916	188,604,809
End of period	$169,068,307	$151,229,916

Accumulated Undistributed Net Investment Income (Loss)	$(144,006)	$50,701

(1)	Net of redemption fees of $12,886 and $32,294 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
From Operations
Net investment income	$711,022	$1,365,098
Net realized gain from investments	91,477	231,765
Change in net unrealized appreciation from investments	710,389	3,383,737
Net increase in net assets from operations	1,512,888	4,980,600

From Distributions
Net investment income – Institutional Class	(618,563)	(1,326,258)
Net investment income – Retail Class	(77,829)	(34,813)
Net decrease in net assets resulting from distributions paid	(696,392)	(1,361,071)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	12,873,567	23,329,341
Proceeds from shares sold – Retail Class	6,221,207	4,353,597
Shares issued in reinvestment of distributions declared – Institutional Class	483,307	962,983
Shares issued in reinvestment of distributions declared – Retail Class	69,375	32,122
Cost for shares redeemed – Institutional Class(1)	(3,777,233)	(23,302,767)
Cost for shares redeemed – Retail Class(2)	(1,049,298)	(542,342)
Net increase in net assets from capital share transactions	14,820,925	4,832,934

Total Increase in Net Assets	15,637,421	8,452,463

Net Assets
Beginning of period	45,154,153	36,701,690
End of period	$60,791,574	$45,154,153

Accumulated Undistributed Net Investment Income	$24,656	$10,026

(1)	Net of redemption fees of $69 and $4,623 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.
(2)	Net of redemption fees of $7,687 and $1,003 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	February 28, 2015	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.91	$21.86	$22.39	$21.14	$20.00

Income/(loss) from investment operations:
Net investment income(1)	0.49	0.89	0.76	1.05	0.95
Net realized and unrealized gain/(loss) on investments	0.06	1.17	(0.34)	1.52	0.91
Total from investment operations	0.55	2.06	0.42	2.57	1.86

Less distributions paid:
From net investment income	(0.51)	(1.01)	(0.88)	(1.23)	(0.71)
From net realized gain on investments	—	—	(0.07)	(0.09)	(0.01)
Total distributions paid	(0.51)	(1.01)	(0.95)	(1.32)	(0.72)

Paid-in capital from redemption fees (Note 2)(2)	0.00 (2)	0.00 (2)	0.00 (2)	—	—

Net Asset Value, End of Period	$22.95	$22.91	$21.86	$22.39	$21.14

Total Return	2.44%	9.62%	1.79%	12.61%	9.36%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$169,068	$151,230	$188,605	$44,579	$23,184

Ratio of expenses to average net assets:
Before waiver and expense
reimbursement/recoupment – net	0.85%	0.86%	0.87%	1.34%	1.65%
After waiver and expense
reimbursement/recoupment – net	0.85%	0.94%	0.95%	0.95%	0.95%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement/recoupment – net	4.28%	4.02%	3.42%	4.47%	3.80%
After waiver and expense
reimbursement/recoupment – net	4.28%	3.94%	3.34%	4.86%	4.50%

Portfolio turnover rate	35.41%	53.47%	67.22%	52.42%	77.86%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	February 28, 2015	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2014	2013	2012	2011(1)
Institutional Class Shares

Net Asset Value, Beginning of Period	$23.07	$21.16	$22.81	$20.18	$20.00

Income/(loss) from investment operations:
Net investment income(2)	0.32	0.71	0.79	0.79	0.05
Net realized and unrealized gain/(loss) on investments	0.41	1.91	(1.46)	2.64	0.17
Total from investment operations	0.73	2.62	(0.67)	3.43	0.22

Less distributions paid:
From net investment income	(0.31)	(0.71)	(0.77)	(0.76)	(0.04)
From net realized gain on investments	—	—	(0.21)	(0.04)	—
Total distributions paid	(0.31)	(0.71)	(0.98)	(0.80)	(0.04)

Paid-in capital from redemption fees (Note 2)	0.00 (5)	0.00 (5)	0.00 (5)	—	—

Net Asset Value, End of Period	$23.49	$23.07	$21.16	$22.81	$20.18

Total Return(3)	3.16%	12.58%	-3.20%	17.38%	1.06%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$51,337	$41,000	$36,474	$20,842	$4,838

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	0.90%	1.05%	1.23%	2.29%	7.66%
After waiver and expense reimbursement(4)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income (loss)
to average net assets:
Before waiver and expense reimbursement(4)	2.39%	2.73%	2.78%	1.86%	(5.69)%
After waiver and expense reimbursement(4)	2.74%	3.23%	3.46%	3.60%	1.42%

Portfolio turnover rate(3)	8.43%	62.87%	118.50%	131.34%	15.43%

(1)	The Fund commenced operations on June 30, 2011.
(2)	Per share net investment income (loss) was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Period	Period
	Ended	Ended	Ended
February 28, 2015		August 31,	August 31,
	(Unaudited)	2014	2013(1)
Retail Class Shares

Net Asset Value, Beginning of Period	$23.09	$21.18	$22.96

Income/(loss) from investment operations:
Net investment income(2)	0.29	0.67	0.67
Net realized and unrealized gain/(loss) on investments	0.40	1.88	(1.70)
Total from investment operations	0.69	2.55	(1.03)

Less distributions paid:
From net investment income	(0.28)	(0.66)	(0.66)
From net realized gain on investments	—	—	(0.21)
Total distributions paid	(0.28)	(0.66)	(0.87)

Paid-in capital from redemption fees (Note 2)	0.03	0.02	0.12

Net Asset Value, End of Period	$23.53	$23.09	$21.18

Total Return(3)	3.13%	12.33%	-4.15%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$9,455	$4,154	$228

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	1.14%	1.33%	1.45%
After waiver and expense reimbursement(4)	0.80%	0.80%	0.80%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(4)	2.16%	2.47%	2.57%
After waiver and expense reimbursement(4)	2.50%	3.00%	3.22%

Portfolio turnover rate(3)	8.43%	62.87%	118.50%

(1)	The Retail class shares commenced operations on September 28, 2012.
(2)	Per share net investment income (loss) was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), formerly known as the Performance Trust Total Return Bond Fund, and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Strategic Bond Fund commenced investment operations on September 1, 2010. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional and Retail Class shares, respectively. Retail Class shares are subject to a 0.25% Rule 12b-1 distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities are valued at the mean between the bid and asked prices provided by an approved pricing service. Securities are valued principally using prices furnished by a Pricing Service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term, instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of 60 days or less are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Equity securities, including closed-end funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day and are generally classified as Level 1.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2015 (Unaudited)

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

» Level 1:	Quoted prices in active markets for identical securities.

» Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

» Level 3:	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2015:

Performance Trust Strategic Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed
Securities	$—	$7,491,417	$—	$7,491,417
Corporate Bonds	—	1,093,737	—	1,093,737
Mortgage Backed
Securities	—	76,841,756	—	76,841,756
Municipal Bonds	—	69,641,162	—	69,641,162
Government
Notes/Bonds	—	4,969,920	—	4,969,920
Total Fixed Income	—	160,037,992	—	160,037,992
Equity
Closed-End
Mutual Funds	3,552,741	—	—	3,552,741
Total Equity	3,552,741	—	—	3,552,741
Short-Term
Investment	4,373,961	—	—	4,373,961
Total Investments
in Securities	$7,926,702	$160,037,992	$—	$167,964,694

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$60,254,793	$—	$60,254,793
Total Fixed Income	—	60,254,793	—	60,254,793
Short-Term
Investment	2,100,078	—	—	2,100,078
Total Investments
in Securities	$2,100,078	$60,254,793	$—	$62,354,871

During the six months ended February 28, 2015, there were no transfers between Levels for the Funds. The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold any financial derivative instruments during the six months ended February 28, 2015.

b.	Short Positions
The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2015, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the six months ended February 28, 2015, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

d.	Distributions to Shareholders
The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2015 (Unaudited)

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares redeemed within sixty days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. For the six months ended February 28, 2015, the Funds collected redemption fees of $12,886 and $7,756 for the Strategic Bond Fund and Municipal Bond Fund, respectively.

g.	Allocation of Income, Expenses and Gains/Losses
Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Municipal Bond Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Municipal Bond Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of the Retail Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations.

3.	Federal Tax Matters
The tax character of distributions paid during the periods ended August 31, 2014 and August 31, 2013 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2014	AUGUST 31, 2013
Ordinary Income	$7,025,100	$5,986,192
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	302,613

PERFORMANCE TRUST MUNICIPAL BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2014	AUGUST 31, 2013
Ordinary Income	$5,795	$319,032
Tax-Exempt Income	1,355,276	1,199,134
Long-Term Capital Gain	—	15

As of August 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$147,981,987
Gross tax unrealized appreciation	$5,926,555
Gross tax unrealized depreciation	(1,099,036)
Net tax unrealized appreciation	4,827,519
Undistributed ordinary income	50,701
Undistributed long-term capital gain	—
Total distributable earnings	50,701
Other accumulated losses	(3,598,770)
Total accumulated earnings	$1,279,450

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$44,055,832
Gross tax unrealized appreciation	$2,194,593
Gross tax unrealized depreciation	(48,660)
Net tax unrealized appreciation	2,145,933
Undistributed ordinary income	10,026
Undistributed long-term capital gain	—
Total distributable earnings	10,026
Other accumulated losses	(445,472)
Total accumulated earnings	$1,710,487

As of August 31, 2014, the Strategic Bond Fund deferred post-October losses of $568,998.

At August 31, 2014, the Strategic Bond Fund and the Municipal Bond Fund had short-term capital loss carryovers of $3,029,772 and $445,472, respectively. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Funds’ realize future net capital gains taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2014, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Accumulated Undistributed
Net Investment Income/(Loss)	$847,612	$—
Accumulated Undistributed
Net Realized Gain/(Loss)	$(847,612)	$—

On September 29, 2014, distributions from ordinary income of $510,195, $87,372 and $8,635 for the Strategic Bond Fund and Municipal Bond Fund – Institutional and Retail Class, respectively, were declared and paid by the Funds to shareholders of record on September 26, 2014.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2015 (Unaudited)

4.	Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund and 0.40% for the Municipal Bond Fund of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through December 29, 2015 at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 0.95%, 0.55% and 0.80% (the “Expense Limitation Cap”) of the Funds’ average daily net assets for the Strategic Bond Fund and Municipal Bond Fund – Institutional and Retail Class, respectively.  For the six months ended February 28, 2015, expenses of $81,554 for the Municipal Bond Fund – Institutional Class, and $10,592 for the Municipal Bond Fund – Retail Class were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:
	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2015	$—	$87,791
August 31, 2016	$—	$237,277
August 31, 2017	$—	$211,153
February 28, 2018	$—	$92,146

5.	Distribution and Shareholder Servicing Plan
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Municipal Bond Fund, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Municipal Bond Fund’s average daily net assets for Retail Class shares, for services to prospective Fund shareholders and distribution of Municipal Bond Fund shares. The Distributor earned fees of $7,714 from Retail Class shares during the six months ended February 28, 2015.

6.	Related Party Transactions
U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. The Administrator performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  For the six months ended February 28, 2015, administration and accounting fees of $97,240 and $63,261 were incurred for the Strategic Bond Fund and Municipal Bond Fund, respectively.  At February 28, 2015, USBFS was owed fees of $51,559 and $34,761 from the Strategic Bond Fund and Municipal Bond Fund, respectively.

USBFS also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  For the six months ended February 28, 2015, the Strategic Bond Fund incurred $26,729, and $8,453 in transfer agency and custody fees, respectively.  For the six months ended February 28, 2015, the Municipal Bond Fund incurred $22,608, and $2,705 in transfer agency and custody fees, respectively.  At February 28, 2015, the Strategic Bond Fund owed $12,810 and $4,675 for transfer agency and custody fees, respectively.  At February 28, 2015, the Municipal Bond Fund owed $10,650 and $1,313 for transfer agency and custody fees, respectively.

The Funds also each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 28, 2015, the Strategic Bond Fund and Municipal Bond Fund were allocated $5,993 and $5,993, respectively, of the Trust’s Chief Compliance Officer fees.  At February 28, 2015, fees of $2,996 and $2,995 were owed for the Chief Compliance Officer’s services by the Strategic Bond Fund and Municipal Bond Fund, respectively.

7.	Capital Share Transactions
Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2015	AUGUST 31, 2014
Shares Sold	2,180,077	2,973,870
Shares Reinvested	97,542	197,266
Shares Redeemed	(1,512,853)	(5,198,035)
Net increase	764,766	(2,026,899)

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2015	AUGUST 31, 2014
Shares Sold	548,334	1,068,505
Shares Reinvested	20,671	43,423
Shares Redeemed	(161,357)	(1,058,371)
Net increase	407,648	53,557

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2015 (Unaudited)

MUNICIPAL BOND FUND – RETAIL CLASS

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2015	AUGUST 31, 2014
Shares Sold	263,876	191,945
Shares Reinvested	2,958	1,435
Shares Redeemed	(45,014)	(24,181)
Net increase	221,820	169,199

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 28, 2015, are summarized below.

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$9,929,233	$—
Other	64,946,736	21,708,755
Sales
U.S. Government	$8,043,642	$—
Other	43,899,054	4,234,041

9.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2015, Charles Schwab & Co., Inc. and National Financial Services Corp., for the benefit of their customers, held 31.45% and 26.38%, respectively, of the Strategic Bond Fund’s outstanding shares. At February 28, 2015, National Financial Services Corp., for the benefit of its customers, held 32.57% of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 28, 2015, National Financial Services Corp., for the benefit of its customers, held 90.27% of the Municipal Bond Fund’s outstanding Retail Class shares.

10.	Line of Credit
At February 28, 2015, the Strategic Bond Fund and Municipal Bond Fund each had a line of credit with a maximum amount of borrowing for the lessor of $20,000,000 and $5,000,000, respectively, or 33% of unencumbered assets of each Fund which mature August 13, 2015.  These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The Funds’ securities serve as collateral for the lines of credit.  The credit facility is with US Bank, the Funds’ custodian.  Interest will be accrued at the prime rate (3.25% as of February 28, 2015).  For the six months ended February 28, 2015, the average interest rate under the line of credit was 3.25%. The Funds did not utilize their line of credit during the six months ended February 28, 2015.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»	information we receive about you on applications or other forms;

»	information you give us orally; and

»	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

EXPENSE EXAMPLE
Six Months Ended February 28, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Municipal Bond Fund – Retail Class only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/14 – 2/28/15).

Actual Expenses
The first lines of the table below for each Fund provide information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $2.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of the purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second lines of the table below for each Fund provide information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
			DURING PERIOD
PERFORMANCE TRUST	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2014 –
STRATEGIC BOND FUND	SEPTEMBER 1, 2014	FEBRUARY 28, 2015	FEBRUARY 28, 2015*
Actual	$1,000	$1,024.40	$4.27
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.58	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2014 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2014	FEBRUARY 28, 2015	FEBRUARY 28, 2015*
Actual	$1,000	$1,031.60	$2.77
Hypothetical
(5% annual return before expenses)	$1,000	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2014 –
RETAIL CLASS	SEPTEMBER 1, 2014	FEBRUARY 28, 2015	FEBRUARY 28, 2015*
Actual	$1,000	$1,031.30	$4.03
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period since inception.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

ADDITIONAL INFORMATION
(Unaudited)

Tax Information
For the fiscal year ended August 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Strategic Bond Fund	1.05%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2014 was as follows:

Strategic Bond Fund	0.93%

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available of the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file their schedule of portfolio holdings with the SEC on Form N-Q (first and third quarters) and Form N-CSR (second and fourth quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1 (202) 551-8090 (direct) or 1 (800) SEC-0330 (general SEC number).

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INDEPENDENT TRUSTEES
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Michael D.	Trustee	Indefinite Term;	Professor and Chair,	38	Independent
Akers, Ph.D.		Since August 22,	Department of Accounting,		Trustee, USA
615 E. Michigan St.		2001	Marquette University		MUTUALS
Milwaukee, WI			(2004–present).		(an open-end
53202					investment
Age: 59					company with
two portfolios).

Gary A. Drska	Trustee	Indefinite Term;	Pilot, Frontier/	38	Independent
615 E. Michigan St.		Since August 22,	Midwest Airlines,		Trustee, USA
Milwaukee, WI		2001	Inc. (airline company)		MUTUALS
53202			(1986-present).		(an open-end
Age: 58					investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	Retired (2011-present);	38	Independent
615 E. Michigan St.		Since October 23,	Managing Director,		Trustee, Gottex
Milwaukee, WI		2009	Chief Administrative		Multi-Asset
53202			Officer (“CAO”)		Endowment
Age: 71			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-end
			Granite Capital		investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee,
			(1994-2011).		Gottex Multi-
Alternatives
fund complex
(three closed-end
investment
companies);
Independent
Manager,
Ramius IDF fund
complex (two
closed-end
investment
companies).
Independent
Trustee,
Gottex Trust (an
open-end
investment
company with
one portfolio).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Joseph C.	Chairperson	Indefinite Term;	Executive Vice	38	Trustee, Buffalo
Neuberger(1)	and Trustee	Since August 22,	President, U.S.		Funds (an
615 E. Michigan St.		2001	Bancorp Fund		open-end
Milwaukee, WI			Services, LLC		investment
53202			(1994–present).		company with
Age: 52					ten portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company with
two portfolios).

John P. Buckel	President,	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	and Principal	Since January 24,	Administrator, U.S.
Milwaukee, WI	Executive	2013	Bancorp Fund
53202	Officer		Services, LLC
Age: 57			(2004-present).

Jennifer A. Lima	Vice President,	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since January 24,	Administrator, U.S.
Milwaukee, WI	and Principal	2013	Bancorp Fund
53202	Financial and		Services, LLC
Age: 41	Accounting		(2002–present).
Officer

Rachel A. Spearo	Secretary	Indefinite Term;	Vice President,	N/A	N/A
615 E. Michigan St.		Since	U.S. Bancorp Fund
Milwaukee, WI		November 15,	Services, LLC
53202		2005	(2004–present).
Age: 35

Adam W. Smith	Assistant	Indefinite Term;	Vice President,	N/A	N/A
615 E. Michigan St.	Secretary	Since	U.S. Bancorp
Milwaukee, WI		January 22,	Fund Services,
53202		2015	LLC (April 2012–
Age: 33			present); Research
Associate, Vista360,
LLC (May 2010–
April 2012), Student,
Marquette
University Law
School (August
2007–May 2012).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Anita M. Zagrodnik	Chief	Indefinite Term;	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Since July 1,	President, U.S.
Milwaukee, WI	Officer,	2014	Bancorp Fund
53202	Vice President		Services, LLC
Age: 54	and		(January 2014–
	Anti-Money		present); Senior
	Laundering		Vice President,
	Officer		Ariel Investments,
LLC (2010–2013);
Vice President,
Ariel Investments,
LLC (2003–2010).

Jesse J. Schmitting	Assistant	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since July 21,	Administrator, U.S.
Milwaukee, WI		2011	Bancorp Fund
53202			Services, LLC
Age: 32			(2008–present).

Peter J. Chappy	Assistant	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since January 22,	Administrator, U.S.
Milwaukee, WI		2015	Bancorp Fund
53202			Services, LLC
Age: 39			(2008–present).

Cullen O. Small	Assistant	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since January 22,	Administrator, U.S.
Milwaukee, WI		2015	Bancorp Fund
53202			Services, LLC
Age: 27			(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

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Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAMfunds.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     April 30, 2015

By (Signature and Title)*       /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     April 30, 2015

* Print the name and title of each signing officer under his or her signature.